Business Combinations And Capital Reorganization - Summary Of Tabular Form Of Networth Of The Companies As A Result Of Reorganization (Detail) - EUR (€)	Dec. 31, 2021	Oct. 01, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure In Tabular Form Of Networth Of The Companies As A Result Of Reorganization [Line Items]
Share capital	€ 44,480,006	€ 44,429,723	€ 196,059	€ 168,650		€ 121,800
Share premium	322,391,277	321,788,878	28,725,511
Loans and borrowings	(17,577,451)	(154,680,293)	(9,744,462)
Foreign currency translation reserve	2,600,609	4,370,803	76,169
Total Equity attributable to owners of the Company	€ 131,072,457		€ 12,233,121
Reorganization [Member]
Disclosure In Tabular Form Of Networth Of The Companies As A Result Of Reorganization [Line Items]
Share capital					€ 121,800
Share premium					6,178,754
Loans and borrowings					(2,580,142)
Foreign currency translation reserve					2,524
Total Equity attributable to owners of the Company		216,027,420			€ 3,722,936
Foreign currency translation reserve		€ 118,309

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.